SUBSEQUENT EVENTS (Additional Information) (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended
	Apr. 11, 2013	Mar. 31, 2011	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Apr. 08, 2013 Settlement of Notes Payable in 2013 Two Secured Notes [Member]	May 06, 2013 Subsequent Event [Member]	Apr. 11, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Apr. 11, 2013 Abtech Industries Incorporated [Member] Subsequent Event [Member] Convertible Promissory Notes [Member]
Subsequent Event [Line Items]
Aggregate Principal Amount								$ 1,856,000		$ 1,856,000
Debt Instrument, Maturity Date Range, Start										Mar. 31, 2013
Debt Instrument, Maturity Date Range, End										May 11, 2014
Stock Issued During Period, Value, Conversion of Convertible Securities								1,856,000
Stock Issued During Period, Shares, Conversion of Convertible Securities								2,649,640
Common stock, outstanding shares			64,807,343	64,638,372	47,160,435
Convertible Notes Payable			25,000	2,336,000	6,372,763	480,000
Interest Payable						$ 36,736
Common stock issued up on conversion of convertible promissory note, shares	2,649,640	1,320,454		962,956		52,479		2,649,640
Shares issued for services (in shares)			40,000	300,000			20,000		40,000
Stock Issued During Period Shares Issued For Cashless Exercise Of Warrants				128,971